GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending July 31, 2003 includes the following previously filed annual report for the INVESCO Dynamics Fund, an underlying fund of the above-referenced Registrant, which is incorporated herein by reference:


INVESCO STOCK FUNDS, INC. - INVESCO Dynamics Fund
Filed No. 811-01474
Form N-CSR
Filed via EDGAR and accepted on October 6, 2003 Accession No.
0000035692-03-000017